SUBSEQUENT EVENTS: (Details)	1 Months Ended
Jan. 31, 2017 shares
Subsequent Event [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Increase in number of ordinary shares authorized and registered	900,000